Cover	Mar. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 10, 2022
Entity File Number	1-35526
Entity Registrant Name	NEONODE INC.
Entity Central Index Key	0000087050
Entity Tax Identification Number	94-1517641
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Storgatan 23C
Entity Address, City or Town	Stockholm
Entity Address, Country	SE
Entity Address, Postal Zip Code	114 55
City Area Code	+46 (0)
Local Phone Number	8 667 17 17
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	NEON
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false